Form N-1A Cover	Apr. 15, 2025
Prospectus [Line Items]
Document Creation Date	Apr. 15, 2025
Document Effective Date	Apr. 15, 2025
Document Type	497
Amendment Flag	false
Registrant Name	Simplify Exchange Traded Funds
Entity Central Index Key	0001810747
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 15, 2025
Prospectus Date	Nov. 01, 2024